Customer Advances In Excess Of Costs Incurred On Contracts In Progress (Tables)	12 Months Ended
Dec. 31, 2011
Customer Advances In Excess Of Costs Incurred On Contracts In Progress [Abstract]
Schedule Of Customer Advances

	December 31,
	2011	2010
Advances received	$750,161	$637,070
Less -
Advances presented under long-term liabilities	154,696	177,191
Advances deducted from inventories	150,195	101,231
	445,270	358,648
Less -
Costs incurred on contracts in progress (See Note 5)	38,048	55,957
	$407,222	$302,691